Schedule of unrecognized deferred tax assets (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2024	Mar. 31, 2023
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized deferred tax assets	₨ 2,553,559	₨ 2,905,155
Temporary differences [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized deferred tax assets	282,544	320,667
Unabsorbed depreciation [Member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized deferred tax assets	₨ 2,271,015	₨ 2,584,488